Chartered-in Vessels Obligations related to Finance Leases - Additional Information (Details) - LNG Carriers [Member] - lease	6 Months Ended	36 Months Ended
	Jun. 30, 2020	Jan. 31, 2019
Obligations relating to Finance Leases [Line Items]
Number Of Vessels	9
Sale Leaseback Transaction, Imputed Interest Rate	5.10%
Minimum [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		P7Y6M
Maximum [Member]
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms		P15Y